EARNING PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share Calculation
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share for the six months ended June 30, 2022 and 2021 are as follows:

(in thousands of $)	2022	2021
Net income	289,072	128,074

(in thousands)	2022	2021
Weighted average number of shares outstanding - basic	200,540	184,147
Dilutive effect of share options	906	276
Weighted average number of shares outstanding - diluted	201,446	184,423

Schedule of Dividends Declared

	2022	2021
Cash dividends per share declared	$1.10	$0.75